Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2014 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 169,941	1,054,416	1,138,613
Restricted cash	0	0	245,000
Term deposits	276,855	1,717,775	0
Accounts receivable (net of allowance for doubtful accounts of RMB1,253 and RMB335 (US$54) as of December 31, 2013 and 2014, respectively)	118,734	736,695	465,712
Prepaid expenses and other current assets	11,912	73,911	13,287
Deferred tax assets, current	9,343	57,969	36,653
Total current assets	586,785	3,640,766	1,899,265
Non-current assets:
Property and equipment, net	12,069	74,882	57,897
Intangible assets, net	6,350	39,400	45,361
Goodwill	242,446	1,504,278	1,504,278
Other non-current assets	3,093	19,189	6,149
Total non-current assets	263,958	1,637,749	1,613,685
Total assets	850,743	5,278,515	3,512,950
Current liabilities:
Short-term debt (including short-term debt of consolidated variable interest entities("VIEs") without recourse to Beijing Cheerbright Technologies Co., Ltd. ("Autohome WFOE" or "WFOE") of both nil as of December 31, 2013 and 2014)	0	0	2,358
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIEs without recourse to Autohome WFOE of RMB247,516 and RMB53,106 (US$8,559) as of December 31, 2013 and 2014, respectively)	84,540	524,534	324,094
Advance from customers (including advance from customers of consolidated VIEs without recourse to Autohome WFOE of RMB2,340 and RMB17,650 (US$2,845) as of December 31, 2013 and 2014, respectively)	6,855	42,530	2,340
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to Autohome WFOE of RMB213,240 and RMB138,921 (US$22,390) as of December 31, 2013 and 2014, respectively)	70,723	438,797	213,240
Income tax payable (including income tax payable of consolidated VIEs without recourse to Autohome WFOE of RMB10,291 and RMB13,930 (US$2,245) as of December 31, 2013 and 2014, respectively)	12,050	74,763	20,204
Due to related parties (including due to related parties of consolidated VIEs without recourse to Autohome WFOE of nil and RMB33 (US$5) as of December 31, 2013 and 2014, respectively)	5	33	567
Payable for repurchase of common stock (including payable for repurchase of common stock of consolidated VIEs without recourse to Autohome WFOE of both nil as of December 31, 2013 and 2014)	0	0	227,015
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB473,387 and RMB223,640 (US$36,044) as of December 31, 2013 and 2014, respectively)	174,173	1,080,657	789,818
Non-current liabilities:
Other liabilities (including other liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB22,253 and RMB17,212 (US$2,774) as of December 31, 2013 and 2014, respectively)	3,877	24,058	29,041
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB10,816 and RMB9,677 (US$1,560) as of December 31, 2013 and 2014, respectively)	81,935	508,377	481,727
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB33,069 and RMB26,889 (US$4,334) as of December 31, 2013 and 2014, respectively)	85,812	532,435	510,768
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE of RMB506,456 and RMB250,529 (US$40,378) as of December 31, 2013 and 2014, respectively)	259,985	1,613,092	1,300,586
Commitments and Contingencies
Shareholders' equity:
Ordinary shares				532	3,301	2,472	674	4,183	4,677
Additional paid-in capital	426,959	2,649,111	1,949,013
Accumulated other comprehensive income	956	5,932	1,986
Retained earnings	161,637	1,002,896	254,216
Total shareholders' equity	590,758	3,665,423	2,212,364
Total liabilities and shareholders' equity	$ 850,743	5,278,515	3,512,950